Segment Reporting (Details)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment										2		2
Total revenue	$ 63,466,000	$ 50,976,000	$ 41,565,000	$ 54,811,000	$ 48,168,000					$ 126,786,000	$ 102,979,000	$ 195,520,000	$ 81,573,000	$ 67,607,000
Depreciation and amortization	4,934,000			1,193,000						9,461,000	2,233,000	9,342,000	2,527,000	1,174,000
Impairment	0			0						0	1,919,000	1,919,000	1,072,000	0
Other operating expenses	57,589,000			42,748,000						113,840,000	92,993,000	185,098,000	88,496,000	68,890,000
Total expenses	62,523,000	46,145,000	53,069,000	43,941,000	53,204,000	$ 37,130,000	$ 21,595,000	$ 18,221,000	$ 15,149,000	123,301,000	97,145,000	196,359,000	92,095,000	70,064,000
OPERATING INCOME (LOSS)	943,000	4,831,000	(11,504,000)	10,870,000	(5,036,000)	(7,464,000)	(2,340,000)	1,418,000	(2,136,000)	3,485,000	5,834,000	(839,000)	(10,522,000)	(2,457,000)
Interest expense	(445,000)			(161,000)						(742,000)	(304,000)	(959,000)	(83,000)	0
Amortization of loan costs	(70,000)			(24,000)						(139,000)	(47,000)	(241,000)	(39,000)	0
Interest income	9,000			73,000						29,000	185,000	329,000	244,000	73,000
Other income (expense)	(42,000)			(221,000)						(95,000)	(260,000)	(834,000)	(71,000)	(9,239,000)
INCOME (LOSS) BEFORE INCOME TAXES	97,000			10,537,000						1,965,000	5,408,000	(2,544,000)	(10,471,000)	(11,623,000)
Income tax (expense) benefit	(426,000)			(1,605,000)						(1,726,000)	(2,311,000)	10,364,000	(9,723,000)	(780,000)
NET INCOME (LOSS)	(329,000)	$ 2,717,000	$ 2,006,000	8,932,000	$ (5,835,000)	$ (7,982,000)	$ (2,258,000)	$ (7,231,000)	$ (2,723,000)	239,000	3,097,000	7,820,000	(20,194,000)	(12,403,000)
REIT Advisory
Segment Reporting Information [Line Items]
Total revenue	22,641,000			25,198,000						43,257,000	48,219,000	97,943,000	69,988,000	67,563,000
J&S
Segment Reporting Information [Line Items]
Total revenue	30,127,000			23,376,000						61,102,000	46,686,000	81,186,000	9,186,000
OpenKey
Segment Reporting Information [Line Items]
Total revenue	194,000									451,000		999,000	327,000	44,000
Operating Segments | REIT Advisory
Segment Reporting Information [Line Items]
Total revenue	22,641,000			25,198,000						43,257,000	48,219,000	97,943,000	69,988,000	67,563,000
Depreciation and amortization	1,570,000			369,000						2,753,000	759,000	2,129,000	1,373,000	298,000
Impairment										0	1,863,000	1,863,000	1,041,000	0
Other operating expenses	9,731,000			12,814,000						17,998,000	24,055,000	41,563,000	19,099,000	21,102,000
Total expenses	11,301,000			13,183,000						20,751,000	26,677,000	45,555,000	21,513,000	21,400,000
OPERATING INCOME (LOSS)	11,340,000			12,015,000						22,506,000	21,542,000	52,388,000	48,475,000	46,163,000
Interest expense	0			0						0	0	0	0	0
Amortization of loan costs	0			0						0	0	0	0	0
Interest income	0			0						0	0	0	0	0
Other income (expense)	0			27,000						0	46,000	0	0	0
INCOME (LOSS) BEFORE INCOME TAXES	11,340,000			12,042,000						22,506,000	21,588,000	52,388,000	48,475,000	46,163,000
Income tax (expense) benefit	(2,550,000)			(1,848,000)						(5,039,000)	(3,964,000)	(12,566,000)	(18,324,000)	(16,684,000)
NET INCOME (LOSS)	8,790,000			10,194,000						17,467,000	17,624,000	39,822,000	30,151,000	29,479,000
Operating Segments | Premier
Segment Reporting Information [Line Items]
Total revenue				0							0	10,634,000	0	0
Depreciation and amortization	2,738,000			0						5,476,000	0	4,358,000	0	0
Impairment										0	0	0	0	0
Other operating expenses	4,318,000			0						8,368,000	0	5,260,000	0	0
Total expenses	7,056,000			0						13,844,000	0	9,618,000	0	0
OPERATING INCOME (LOSS)	644,000			0						1,646,000	0	1,016,000	0	0
Interest expense	0			0						0	0	0	0	0
Amortization of loan costs	0			0						0	0	0	0	0
Interest income	0			0						0	0	0	0	0
Other income (expense)	0			0						0	0	0	0	0
INCOME (LOSS) BEFORE INCOME TAXES	644,000			0						1,646,000	0	1,016,000	0	0
Income tax (expense) benefit	(342,000)			0						(768,000)	0	(239,000)	0	0
NET INCOME (LOSS)	302,000			0						878,000	0	777,000	0	0
Operating Segments | J&S
Segment Reporting Information [Line Items]
Total revenue				23,376,000							46,686,000	81,186,000	9,186,000	0
Depreciation and amortization	503,000			489,000						958,000	943,000	2,221,000	319,000	0
Impairment										0	0	0	0	0
Other operating expenses	30,296,000			20,708,000						58,304,000	40,511,000	79,193,000	9,655,000	0
Total expenses	30,799,000			21,197,000						59,262,000	41,454,000	81,414,000	9,974,000	0
OPERATING INCOME (LOSS)	(672,000)			2,179,000						1,840,000	5,232,000	(228,000)	(788,000)	0
Interest expense	(356,000)			(144,000)						(570,000)	(283,000)	(745,000)	(68,000)	0
Amortization of loan costs	(14,000)			(12,000)						(27,000)	(24,000)	(47,000)	(6,000)	0
Interest income	0			0						0	0	0	0	0
Other income (expense)	(50,000)			(256,000)						(156,000)	(314,000)	(883,000)	(47,000)	0
INCOME (LOSS) BEFORE INCOME TAXES	(1,092,000)			1,767,000						1,087,000	4,611,000	(1,903,000)	(909,000)	0
Income tax (expense) benefit	319,000			(502,000)						(568,000)	(1,248,000)	76,000	252,000	0
NET INCOME (LOSS)	(773,000)			1,265,000						519,000	3,363,000	(1,827,000)	(657,000)	0
Operating Segments | OpenKey
Segment Reporting Information [Line Items]
Total revenue				153,000							472,000	999,000	327,000	44,000
Depreciation and amortization	7,000			7,000						14,000	13,000	27,000	25,000	24,000
Impairment										0	0	0	0	0
Other operating expenses	768,000			903,000						1,718,000	2,074,000	4,510,000	3,478,000	2,904,000
Total expenses	775,000			910,000						1,732,000	2,087,000	4,537,000	3,503,000	2,928,000
OPERATING INCOME (LOSS)	(581,000)			(757,000)						(1,281,000)	(1,615,000)	(3,538,000)	(3,176,000)	(2,884,000)
Interest expense	0			0						0	0	0	0	0
Amortization of loan costs	(6,000)			(7,000)						(12,000)	(13,000)	(25,000)	(19,000)	0
Interest income	0			0						0	0	0	0	0
Other income (expense)	6,000			0						11,000	(1,000)	2,000	(12,000)	(30,000)
INCOME (LOSS) BEFORE INCOME TAXES	(581,000)			(764,000)						(1,282,000)	(1,629,000)	(3,561,000)	(3,207,000)	(2,914,000)
Income tax (expense) benefit	0			0						0	0	0	0	0
NET INCOME (LOSS)	(581,000)			(764,000)						(1,282,000)	(1,629,000)	(3,561,000)	(3,207,000)	(2,914,000)
Corporate and Other
Segment Reporting Information [Line Items]
Total revenue	2,804,000			6,084,000						6,486,000	7,602,000	4,758,000	2,072,000	0
Depreciation and amortization	116,000			328,000						260,000	518,000	607,000	810,000	852,000
Impairment										0	56,000	56,000	31,000	0
Other operating expenses	12,476,000			8,323,000						27,452,000	26,353,000	54,572,000	56,264,000	44,884,000
Total expenses	12,592,000			8,651,000						27,712,000	26,927,000	55,235,000	57,105,000	45,736,000
OPERATING INCOME (LOSS)	(9,788,000)			(2,567,000)						(21,226,000)	(19,325,000)	(50,477,000)	(55,033,000)	(45,736,000)
Interest expense	(89,000)			(17,000)						(172,000)	(21,000)	(214,000)	(15,000)	0
Amortization of loan costs	(50,000)			(5,000)						(100,000)	(10,000)	(169,000)	(14,000)	0
Interest income	9,000			73,000						29,000	185,000	329,000	244,000	73,000
Other income (expense)	2,000			8,000						50,000	9,000	47,000	(12,000)	(9,209,000)
INCOME (LOSS) BEFORE INCOME TAXES	(10,214,000)			(2,508,000)						(21,992,000)	(19,162,000)	(50,484,000)	(54,830,000)	(54,872,000)
Income tax (expense) benefit	2,147,000			745,000						4,649,000	2,901,000	23,093,000	8,349,000	15,904,000
NET INCOME (LOSS)	(8,067,000)			(1,763,000)						(17,343,000)	(16,261,000)	(27,391,000)	(46,481,000)	(38,968,000)
Advisory services
Segment Reporting Information [Line Items]
Total revenue	21,220,000			24,570,000						40,407,000	47,102,000	89,476,000	65,982,000	67,228,000
Advisory services | Operating Segments | REIT Advisory
Segment Reporting Information [Line Items]
Total revenue	21,220,000			24,570,000						40,407,000	47,102,000	89,476,000	65,982,000	67,228,000
Advisory services | Operating Segments | Premier
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Advisory services | Operating Segments | J&S
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Advisory services | Operating Segments | OpenKey
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Advisory services | Corporate and Other
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Audio visual
Segment Reporting Information [Line Items]
Total revenue	30,127,000			23,376,000						61,102,000	46,686,000	81,186,000	9,186,000	0
Audio visual | J&S
Segment Reporting Information [Line Items]
Total revenue	30,127,000			23,376,000						61,102,000	46,686,000	81,186,000	9,186,000	0
Audio visual | Operating Segments | REIT Advisory
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Audio visual | Operating Segments | Premier
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Audio visual | Operating Segments | J&S
Segment Reporting Information [Line Items]
Total revenue	30,127,000			23,376,000						61,102,000	46,686,000	81,186,000	9,186,000	0
Audio visual | Operating Segments | OpenKey
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Audio visual | Corporate and Other
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Project management
Segment Reporting Information [Line Items]
Total revenue	7,700,000			0						15,490,000	0	10,634,000	0	0
Project management | Premier
Segment Reporting Information [Line Items]
Total revenue	7,700,000			0						15,490,000	0	10,634,000	0	0
Project management | Operating Segments | REIT Advisory
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Project management | Operating Segments | Premier
Segment Reporting Information [Line Items]
Total revenue	7,700,000			0						15,490,000	0	10,634,000	0	0
Project management | Operating Segments | J&S
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Project management | Operating Segments | OpenKey
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Project management | Corporate and Other
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Other Product or Service [Member]
Segment Reporting Information [Line Items]
Total revenue	4,419,000			6,865,000						9,787,000	9,191,000	14,224,000	6,405,000	379,000
Other Product or Service [Member] | Operating Segments | REIT Advisory
Segment Reporting Information [Line Items]
Total revenue	1,421,000			628,000						2,850,000	1,117,000	8,467,000	4,006,000	335,000
Other Product or Service [Member] | Operating Segments | Premier
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Other Product or Service [Member] | Operating Segments | J&S
Segment Reporting Information [Line Items]
Total revenue	0			0						0	0	0	0	0
Other Product or Service [Member] | Operating Segments | OpenKey
Segment Reporting Information [Line Items]
Total revenue	194,000			153,000						451,000	472,000	999,000	327,000	44,000
Other Product or Service [Member] | Corporate and Other
Segment Reporting Information [Line Items]
Total revenue	$ 2,804,000			$ 6,084,000						$ 6,486,000	$ 7,602,000	$ 4,758,000	$ 2,072,000	$ 0